Average Annual Total Returns - VIPBalancedPortfolio-InitialServiceService2PRO - VIPBalancedPortfolio-InitialServiceService2PRO - VIP Balanced Portfolio	Apr. 29, 2024
VIP Balanced Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	21.53%
Past 5 years	12.44%
Past 10 years	9.08%
VIP Balanced Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	21.40%
Past 5 years	12.32%
Past 10 years	8.96%
VIP Balanced Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	21.29%
Past 5 years	12.16%
Past 10 years	8.81%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0021
Average Annual Return:
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%